091-15490fe

| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91 - | | and 9 Copies | | Expires: |

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# UNITED STATES
# SECURITIES AND EXCHANGE COMMISSION
**Washington, D.C. 20549**
## FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Open-end Management Investment Company**

13005321

3. Class of New Derivative Securities Product:

**Investment Company Units**

4. Name of Underlying Instrument:

**MSCI USA Momentum Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Broad Based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**MTUM**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**NYSE; NASDAQ**

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Janet L. McGinness**

Title:

**Corporate Secretary**

Telephone Number:

**(212) 656-2039**

Manual Signature of Official Responsible for Form:

Janet McGinness

**April 19, 2013**

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | APR 23 2013 |

SEC 2449 (1/99)

**Janet McGinness**
*Corporate Secretary*

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.8101
jmcginness@nyx.com

NYSE Arca

**Via Overnight Mail**

April 19, 2013

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

**Re: iShares MSCI USA Momentum Factor ETF**
**iShares MSCI USA Size Factor ETF**
**iShares MSCI USA Value Factor ETF**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

- iShares MSCI USA Momentum Factor ETF — MTUM
- iShares MSCI USA Size Factor ETF — SIZE
- iShares MSCI USA Value Factor ETF — VLUE

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Janet McGinness

Enclosures

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | APR 23 2013 |